Stock based compensation (Details 3)	Dec. 31, 2012 Warrant One [Member] USD ($)	Dec. 31, 2012 Warrant One [Member] EUR (€)	Dec. 31, 2012 Warrant One [Member] Maximum [Member] EUR (€)	Dec. 31, 2012 Warrant One [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 Warrant Two [Member] EUR (€)	Dec. 31, 2012 Warrant Two [Member] Maximum [Member] EUR (€)	Dec. 31, 2012 Warrant Two [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 Warrant Three [Member] EUR (€)	Dec. 31, 2012 Warrant Three [Member] Maximum [Member] EUR (€)	Dec. 31, 2012 Warrant Three [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 Warrant [Member] USD ($)		Dec. 31, 2012 Warrant [Member] EUR (€)	Dec. 31, 2011 Warrant [Member] USD ($)		Dec. 31, 2011 Warrant [Member] EUR (€)	Dec. 31, 2010 Warrant [Member] USD ($)		Dec. 31, 2010 Warrant [Member] EUR (€)	Dec. 31, 2009 Warrant [Member] USD ($)		Dec. 31, 2009 Warrant [Member] EUR (€)
Warrants Exercise Price			€ 4.50	€ 0		€ 6.57	€ 5.44		€ 8.52	€ 6.58
Warrants Outstanding, Number of shares	550,000	550,000			2,450,000			1,100,000			4,100,000		4,100,000	900,000		900,000	750,000		750,000	630,500		630,500
Warrants Outstanding, Weighted average remaining contractual life (in years)	1 year 6 months 25 days	1 year 6 months 25 days			4 years 9 months 25 days			5 years 2 months 12 days			4 years 5 months 23 days		4 years 5 months 23 days
Warrants Outstanding, Weighted Average Exercise Price		€ 3.98			€ 5.67			€ 8.42			$ 6.89	[1]	€ 4.85	$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.50	$ 11.73	[1]	€ 8.24
Warrants Outstanding, Weighted Average Intrinsic Value		€ 0			€ 0			€ 0								€ 0
Warrants Exercisable, Number of shares	550,000	550,000			2,450,000			1,100,000			4,100,000		4,100,000
Warrants Exercisable, Weighted Average Exercise Price	$ 3.98	€ 3.98			€ 5.67			€ 8.42					€ 6.44
Warrants Exercisable, Weighted Average Intrinsic Value		€ 0			€ 0			€ 0					€ 0

[1]	Historical exchange rate at date of grant